Related Party Transactions - Sale of Vessel to KNOT (Details) - KNOT Shuttle Tankers 20 AS - Dan Cisne - USD ($) $ in Thousands	Sep. 03, 2024	Mar. 03, 2025
Related Party Transaction
Percentage of asset sold	100.00%
KNOT
Related Party Transaction
Percentage of asset sold	100.00%
Sale price	$ 30,000	$ 25,750
Net gain	700	1,300
Sales related costs	$ 30	$ 30